Disclosure of fair value measurement (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	$ 550	$ 84
Financial assets and liabilities, at fair value	507	174
Level 2 [Member]
Statement [Line Items]
Financial assets and liabilities, at fair value	507	174
Financial assets [Member]
Statement [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	550	84
Financial assets [Member] | Level 2 [Member]
Statement [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	550	84
Financial liabilities [Member]
Statement [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	(43)	(258)
Financial liabilities [Member] | Level 2 [Member]
Statement [Line Items]
Foreign exchange forward contracts designated as cash flow hedges	$ (43)	$ (258)